(Delaware Extended Duration Bond Fund)
What is the Fund's investment objective?
Delaware Extended Duration Bond Fund seeks to provide investors with total return.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Extended Duration Bond Fund)		Institutional Class (Institutional)
Management fees		0.55%
Distribution and service (12b-1) fees		none
Other expenses		0.27%
Total annual fund operating expenses		0.82%
Fee waivers and expense reimbursements	[1]	(0.12%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.70%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.70% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Extended Duration Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	72	250	443	1,002

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in corporate bonds. Our focus is on corporate bonds that have investment grade credit ratings from a nationally recognized statistical rating organization (NRSRO). The bonds we select for the portfolio are typically rated BBB- and above by Standard & Poor's (S&P), Baa3 and above by Moody's Investors Service, Inc. (Moody's), or similarly rated by another NRSRO. We may also invest in unrated bonds, if we believe their credit quality is comparable to those that have investment grade ratings.

The Fund may also invest up to 20% of its net assets in high yield corporate bonds ("junk bonds"). In addition, the Fund may invest up to 35% of its total assets in foreign securities, but the Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The average portfolio duration of the Fund will generally vary within two years (plus or minus) of the current average duration of the Barclays Capital Long U.S. Corporate Index, which as of October 31, 2011, was 13.27 years. Duration measures a bond's sensitivity to interest rates by indicating the approximate change in a bond or bond fund's price given a 1% change in interest rates.

Under normal circumstances, the Fund will invest at least 80% of its net assets in corporate bonds. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Bank loans and other indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk — The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Extended Duration Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 12.13%. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 14.98% for the quarter ended June 30, 2009 and its lowest quarterly return was -8.56% for the quarter ended September 30, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Extended Duration Bond Fund) (Institutional)	1 Year	5 Years	10 Years
Institutional Class	14.60%	8.81%	10.01%
Institutional Class return after taxes on distributions	10.92%	6.23%	7.27%
Institutional Class return after taxes on distributions and sale of Fund shares	9.96%	6.02%	7.03%
Barclays Capital Long U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)	11.20%	6.07%	7.63%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Corporate Bond Fund)
What is the Fund's investment objective?
Delaware Corporate Bond Fund seeks to provide investors with total return.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Corporate Bond Fund)		Institutional Class (Institutional)
Management fees		0.49%
Distribution and service (12b-1) fees		none
Other expenses		0.30%
Total annual fund operating expenses		0.79%
Fee waivers and expense reimbursements	[1]	(0.10%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.69%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.69% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Corporate Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	70	242	429	969

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 204% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in corporate bonds. Our focus is on corporate bonds that have investment grade credit ratings from a nationally recognized statistical rating organization (NRSRO). The bonds we select for the portfolio are typically rated BBB- and above by Standard & Poor's (S&P), Baa3 and above by Moody's Investors Service, Inc. (Moody's), or similarly rated by another NRSRO. We may also invest in unrated bonds, if we believe their credit quality is comparable to those that have investment grade ratings.

The Fund may also invest up to 20% of its net assets in high yield corporate bonds ("junk bonds"). In addition, the Fund may invest up to 35% of its total assets in foreign securities, but the Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The average portfolio duration of the Fund will generally vary within two years (plus or minus) of the current average duration of the Barclays Capital U.S. Corporate Investment Grade Index, which as of October 31, 2011, was 6.88 years. Duration measures a bond's sensitivity to interest rates by indicating the approximate change in a bond or bond fund's price given a 1% change in interest rates.

Under normal circumstances, the Fund will invest at least 80% of its net assets in corporate bonds. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Bank loans and other indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk — The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Corporate Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 4.76%. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 14.70% for the quarter ended June 30, 2009 and its lowest quarterly return was -6.60% for the quarter ended September 30, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Corporate Bond Fund) (Institutional)	1 Year	5 Years	10 Years
Institutional Class	11.57%	7.91%	8.52%
Institutional Class return after taxes on distributions	7.88%	5.42%	5.96%
Institutional Class return after taxes on distributions and sale of Fund shares	7.62%	5.28%	5.80%
Barclays Capital U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)	9.00%	6.05%	6.57%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.